SUPPLEMENT DATED JANUARY 31, 2017

FIRST INVESTORS TAX EXEMPT FUNDS PROSPECTUS
DATED MAY 1, 2016

1.	In the “The Funds Summary Section” for each Fund, the “Shareholder Fees” table is deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%[1]	4.00%	None	None
1. A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.

2.
In the “The Funds Summary Section” for the Tax Exempt Income Fund, the row regarding Class A shares in the first table under the heading “Example” is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$498	$706	$930	$1,576

3.
In the “The Funds Summary Section” for the Tax Exempt Opportunities Fund, the row regarding Class A shares in the first table under the heading “Example” is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$502	$718	$951	$1,620

4.
In the “The Funds Summary Section” for the California Tax Exempt Fund, the row regarding Class A shares in the first table under the heading “Example” is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$503	$721	$956	$1,631

5.
In the “Funds Summary Section” for the Connecticut Tax Exempt Fund, the row regarding Class A shares in the first table under the heading “Example” is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$504	$724	$961	$1,642

6.
In the “Funds Summary Section” for the Massachusetts Tax Exempt Fund, the row regarding Class A shares in the first table under the heading “Example” is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$511	$745	$997	$1,720

7.
In the “Funds Summary Section” for the Michigan Tax Exempt Fund, the row regarding Class A shares in the first table under the heading “Example” is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$511	$745	$997	$1,720

8.
In the “Funds Summary Section” for the Minnesota Tax Exempt Fund, the row regarding Class A shares in the first table under the heading “Example” is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$509	$739	$987	$1,698

9.
In the “Funds Summary Section” for the New Jersey Tax Exempt Fund, the row regarding Class A shares in the first table under the heading “Example” is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$503	$721	$956	$1,631

10.
In the “Funds Summary Section” for the New York Tax Exempt Fund, the row regarding Class A shares in the first table under the heading “Example” is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$499	$709	$936	$1,587

11.
In the “Funds Summary Section” for the North Carolina Tax Exempt Fund, the row regarding Class A shares in the first table under the heading “Example” is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$508	$736	$982	$1,687

12.	In the “Funds Summary Section” for the Ohio Tax Exempt Fund, the row regarding Class A shares in the first table under the heading “Example” is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$508	$736	$982	$1,687

13.
In the “Funds Summary Section” for the Oregon Tax Exempt Fund, the row regarding Class A shares in the first table under the heading “Example” is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$504	$724	$961	$1,642

14.
In the “Funds Summary Section” for the Pennsylvania Tax Exempt Fund, the row regarding Class A shares in the first table under the heading “Example” is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$504	$724	$961	$1,642

15.
In the “Funds Summary Section” for the Virginia Tax Exempt Fund, the row regarding Class A shares in the first table under the heading “Example” is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$503	$721	$956	$1,631

16.	In the “Shareholder Information” section, under the heading “What are the sales charges?”, the “Class A Shares” table is deleted in its entirety and replaced with the following:

Class A Shares
Your investment	Sales Charge as a percentage of offering price*	Sales Charge as a percentage of net amount invested*
Less than $100,000	4.00%	4.17%
$100,000 - $249,999	3.50	3.63
$250,000 - $499,999	2.50	2.56
$500,000 - $999,999	2.00	2.04
$1,000,000 or more	0 **	0 **
* Due to rounding of numbers in calculating a sales charge, you may pay more or less than what is shown above.
** If you invest $1,000,000 or more, you will not pay a front-end sales charge.  However, if you make such an investment and then sell your shares within 24 months of purchase, you will pay a CDSC of 1.00% except in certain circumstances.  As described further in this prospectus, any applicable CDSCs may be waived under certain circumstances.

17.
In the “Shareholder Information” section, under the heading “Are Sales Charge Discounts and Waivers Available?”, the following is added as the third sentence in the ninth paragraph under “A. Rights of Accumulation and Statements or Letters of Intent” :

If  you do not complete your SOI, you will be subject to the sales charges that were in effect at the time you entered into the SOI.

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Please retain this Supplement for future reference.

TEP0117

SUPPLEMENT DATED JANUARY 31, 2017

FIRST INVESTORS TAX EXEMPT FUNDS
STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2016

1.
In Part II of the Statement of Additional Information (“SAI”), in the “Underwriter and Dealers” section, the information after the second  paragraph is deleted in its entirety and replaced with the following:

The following table lists the current sales charge with respect to Class A shares of each First Investors Income and First Investors Equity Fund, except the Government Cash Management Fund, as well as the amount of the sales charge that is reallowed to dealers selling the shares:
Amount of Investment	Sales Charge as % of Offering Price	Net Amount Invested	Concession to Dealers as a % of Offering Price**
Less than $100,000	5.75%	6.10%	4.72%
$100,000 but under $250,000	4.50	4.71	3.69
$250,000 but under $500,000	3.50	3.63	2.87
$500,000 but under $1,000,000	2.50	2.56	2.05
$1,000,000 or more	0	0	*
The following table lists the current sales charge with respect to Class A shares of each Tax Exempt Fund, as well as the amount of the sales charge that is reallowed to dealers selling the shares:
Amount of Investment	Sales Charge as % of Offering Price	Net Amount Invested	Concession to Dealers as a % of Offering Price**
Less than $100,000	4.00%	4.17%	3.75%
$100,000 but under $250,000	3.50	3.63	3.25
$250,000 but under $500,000	2.50	2.56	2.25
$500,000 but under $1,000,000	2.00	2.04	1.75
$1,000,000 or more	0	0	*
* There is no sales charge on transactions of $1 million or more, purchases that qualify for Rights of Accumulation of $1 million, purchases made pursuant to a Letter or Statement of Intent of $1 million or more and purchases by group retirement plans pursuant to sales charge waiver privileges.  The Underwriter will pay from its own resources an imputed dealer concession equal to 0.90% of the amount invested to dealers on such purchases.  If such shares are redeemed within 24 months of purchase, a CDSC of 1.00% will be deducted from the redemption proceeds except in certain circumstances.  The CDSC will generally be applied in the same manner as the CDSC on Class B shares.
Furthermore, there is no sales charge on purchases of Advisor Class and Institutional Class shares, or on Class A shares purchased through a fee-based account under a program sponsored or maintained by a financial intermediary.
** In the case of retail sales by FFS, FFS retains the entire sales charge as its dealer concession.
2.
In Part II of the SAI, in the “Additional Information Concerning Purchases, Redemptions, Pricing, and Shareholder Services” section, the first item 3 under the heading “Additional Information About Sales Charge Discounts and Waivers” is deleted in its entirety and replaced with the following:

If you own Class A shares of Fund For Income that are attributable to your investment in the Executive Investors High Yield Fund or you own Class A shares of  the Growth & Income Fund that are attributable to your investment in the Executive Investors Blue Chip Fund and you have owned these shares continuously since March 13, 2000, the fund account in which you own these shares is entitled to the following special sales charge rate on additional investments in those funds: a sales charge (expressed as a percentage of offering price) of 4.75% on investments less than $100,000; 3.90% on investments of $100,000-$249,999; 2.90% on investments of $250,000-$499,999; and 2.40% on investments of $500,000-$999,999.

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Please retain this Supplement for future reference.

TES0117